Debt (Details)	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Total debt							$ 7,828,000,000			$ 7,678,000,000
Number of commercial paper programs	2					2	2
Carrying value							$ 7,527,000,000			5,984,000,000
Long-term debt:
Total							7,741,000,000			6,230,000,000
Current portion of long-term debt							(2,520,000,000)			(1,087,000,000)
Total							5,221,000,000			5,143,000,000
ABB Finance (USA) Inc
Long-term debt:
Ownership interest (as a percent)	100.00%	100.00%	100.00%	100.00%
Multicurrency credit facility maturing 2026
Debt Instrument [Line Items]
Revolving credit facility, capacity							2,000,000,000
Interest cost above variable interest rate on facility (as a percent)	0.175%	0.175%	0.175%
Commitment fee as a proportion of the margin (as a percent)	35.00%	35.00%	35.00%
Commitment fee on credit facility (as a percent)	0.06125%	0.06125%	0.06125%
Utilization fee on credit facility on drawings representing one-third or less of the total facility (as a percent)	0.075%	0.075%	0.075%
Utilization fee on credit facility on drawings representing between one-third and two-thirds of the total facility (as a percent)	0.15%	0.15%	0.15%
Utilization fee on credit facility over two-thirds of the facility, percentage	0.30%	0.30%	0.30%
European Investment Bank
Debt Instrument [Line Items]
Revolving credit facility, capacity | €						€ 500,000,000
Amount drawn							0
Floating rate
Long-term debt:
Total							$ 2,907,000,000			$ 3,459,000,000
Debt nominal interest rate (as a percent)	1.30%					1.30%	1.30%	0.40%	0.40%	0.40%
Debt effective interest rate (as a percent)	4.80%					4.80%	4.80%	2.80%	2.80%	2.80%
Fixed rate
Long-term debt:
Total							$ 4,834,000,000			$ 2,771,000,000
Debt nominal interest rate (as a percent)	2.60%					2.60%	2.60%	2.20%	2.20%	2.20%
Debt effective interest rate (as a percent)	2.70%					2.70%	2.70%	2.20%	2.20%	2.20%
Current portion of long-term debt
Long-term debt:
Debt nominal interest rate (as a percent)	1.50%					1.50%	1.50%	0.50%	0.50%	0.50%
Debt effective interest rate (as a percent)	3.70%					3.70%	3.70%	1.50%	1.50%	1.50%
0.625% EUR Instruments, due 2023
Debt Instrument [Line Items]
Debt instrument, face amount | €									€ 700,000,000
Carrying value										$ 742,000,000
Long-term debt:
Debt nominal interest rate (as a percent)								0.625%	0.625%	0.625%
0% CHF Bonds, due 2023
Debt Instrument [Line Items]
Debt instrument, face amount | SFr								SFr 275,000,000
Carrying value										$ 298,000,000
Long-term debt:
Debt nominal interest rate (as a percent)								0.00%	0.00%	0.00%
0.625% EUR Instruments, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | €						€ 700,000,000			€ 700,000,000
Carrying value							$ 768,000,000			$ 720,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	0.625%					0.625%	0.625%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation	100.00%	100.00%	100.00%
Floating EUR Notes, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | €						€ 500,000,000			500,000,000
Carrying value							$ 554,000,000			536,000,000
Floating EUR Notes, due 2024 | EURIBOR
Debt Instrument [Line Items]
Interest cost above variable interest rate on facility (as a percent)	0.70%	0.70%	0.70%
Debt instrument, floor rate	0.00%					0.00%	0.00%
0.75% EUR Instruments, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | €						€ 750,000,000			750,000,000
Carrying value							$ 819,000,000			769,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	0.75%					0.75%	0.75%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation	100.00%	100.00%	100.00%
0.3% CHF Bonds, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 280,000,000							SFr 280,000,000
Carrying value							$ 335,000,000			303,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	0.30%					0.30%	0.30%
Repurchase terms
Redemption period prior to their maturity	1 month	1 month	1 month
Option To Redeem If Percent of aggregate principal amount has been redeemed or purchased and cancelled	85.00%	85.00%	85.00%
2.1% CHF Bonds, due 2025
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 150,000,000							150,000,000
Carrying value							$ 179,000,000			162,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	2.10%					2.10%	2.10%
Repurchase terms
Option To Redeem If Percent of aggregate principal amount has been redeemed or purchased and cancelled	85.00%	85.00%	85.00%
1.965% CHF Bonds, due 2026
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 325,000,000
Carrying value							$ 387,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	1.965%					1.965%	1.965%
3.25% EUR Instruments, due 2027
Debt Instrument [Line Items]
Debt instrument, face amount | €						€ 500,000,000
Carrying value							$ 551,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	3.25%					3.25%	3.25%
Repurchase terms
Minimum threshold for early redemption by the entity	100.00%	100.00%	100.00%
Redemption period prior to their maturity	1 month	1 month	1 month
Option To Redeem If Percent of aggregate principal amount has been redeemed or purchased and cancelled	100.00%	100.00%	100.00%
0.75% CHF Instruments, due 2027
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 425,000,000							425,000,000
Carrying value							$ 507,000,000			460,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	0.75%					0.75%	0.75%
Repurchase terms
Redemption period prior to their maturity	1 month	1 month	1 month
Option To Redeem If Percent of aggregate principal amount has been redeemed or purchased and cancelled	85.00%	85.00%	85.00%
Coupon percent payable annually in arrears	0.75%	0.75%	0.75%
3.8% USD Notes, due 2028
Debt Instrument [Line Items]
Debt instrument, face amount					$ 750,000,000
Nominal outstanding							$ 383,000,000			383,000,000
Carrying value							$ 382,000,000			381,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	3.80%				3.80%	3.80%	3.80%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation	100.00%	100.00%	100.00%
Minimum threshold for early redemption by the entity	100.00%	100.00%	100.00%
Redemption period prior to their maturity	3 months	3 months	3 months
Repayment of bonds					$ 367,000,000
1.9775% CHF Bonds, due 2028
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 150,000,000
Carrying value							$ 179,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	1.9775%					1.9775%	1.9775%
1.0% CHF Bonds, due 2029
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 170,000,000							170,000,000
Carrying value							$ 203,000,000			184,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	1.00%					1.00%	1.00%
Repurchase terms
Redemption period prior to their maturity	3 months	3 months	3 months
Option To Redeem If Percent of aggregate principal amount has been redeemed or purchased and cancelled	85.00%	85.00%	85.00%
0% EUR Instruments, due 2030
Debt Instrument [Line Items]
Debt instrument, face amount | €						€ 800,000,000			€ 800,000,000
Carrying value							$ 749,000,000			677,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	0.00%					0.00%	0.00%
2.375% CHF Bond due 2030
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 150,000,000							SFr 150,000,000
Carrying value							$ 178,000,000			162,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	2.375%					2.375%	2.375%
Repurchase terms
Option To Redeem If Percent of aggregate principal amount has been redeemed or purchased and cancelled	85.00%	85.00%	85.00%
3.375% EUR Instruments, due 2031
Debt Instrument [Line Items]
Debt instrument, face amount | €						€ 750,000,000
Carrying value							$ 818,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	3.375%					3.375%	3.375%
Repurchase terms
Minimum threshold for early redemption by the entity	100.00%	100.00%	100.00%
Redemption period prior to their maturity	3 months	3 months	3 months
Option To Redeem If Percent of aggregate principal amount has been redeemed or purchased and cancelled	100.00%	100.00%	100.00%
2.1125% CHF Bonds, due 2033
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 275,000,000
Carrying value							$ 327,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	2.1125%					2.1125%	2.1125%
4.375% USD Notes, due 2042
Debt Instrument [Line Items]
Debt instrument, face amount					$ 750,000,000
Nominal outstanding							$ 609,000,000			609,000,000
Carrying value							$ 591,000,000			590,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	4.375%				4.375%	4.375%	4.375%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation	100.00%	100.00%	100.00%
Repayment of bonds					$ 141,000,000
3.25% EUR due 2027 and 3.375% EUR due 2031
Repurchase terms
Proceeds from debt, net of issuance costs		€ 1,235,000,000	$ 1,338,000,000
1.965% due 2026, 1.9775% due 2028, and 2.1125% due 2033
Repurchase terms
Proceeds from debt, net of issuance costs	SFr 748,000,000		$ 825,000,000
Commercial paper program
Debt Instrument [Line Items]
Commercial paper program, capacity							$ 2,000,000,000
Commercial paper, amount outstanding							0			0
Euro-commercial paper
Debt Instrument [Line Items]
Commercial paper program, capacity							2,000,000,000
Commercial paper, amount outstanding							0			1,383,000,000
Line of credit
Debt Instrument [Line Items]
Amount drawn							$ 0			$ 0